Securities Act File No. 333-214851

Investment Company Act File No. 811-23216

As filed with the Securities and Exchange Commission on February 19, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

(Check appropriate box or boxes)

FS Series Trust

(Exact Name of Registrant as Specified in Charter)

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Principal Executive Offices)

(215) 495-1150

(Registrant’s Telephone Number, including Area Code)

Michael C. Forman

201 Rouse Boulevard

Philadelphia, PA 19112

(Name and Address of Agent for Service)

With Copies to:

Michael C. Forman FS Series Trust 201 Rouse Boulevard Philadelphia PA, 19112	Joshua B. Deringer Faegre Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 12 filed January 28, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant, FS Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on the 19th day of February, 2020.

FS SERIES TRUST (Registrant)

By: /s/ Michael C. Forman
Michael C. Forman President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Michael C. Forman Michael C. Forman	President	February 19, 2020

/s/ William Goebel William Goebel	Chief Financial Officer (Principal financial and accounting officer)	February 19, 2020

* David J. Adelman	Trustee	February 19, 2020

* James W. Brown	Trustee	February 19, 2020

* Philip E. Hughes, Jr.	Trustee	February 19, 2020

* Scott J. Tarte	Trustee	February 19, 2020

* By: /s/ Michael C. Forman Attorney-in-fact